UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, New York 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jerome Crown
Title:  Chief Financial Officer
Phone:  212-586-6566


Signature, Place and Date of Signing:


/s/Jerome Crown                   New York, NY                    May  1, 2002
-------------------             -----------------                 --------------
   [Signature]                    [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $61,289
                                       (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2       COLUMN 3  COLUMN 4            COLUMN 5   COLUMN 6   COLUMN 7        COLUMN 8
 ----------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

AOL-TIME WARNER                 COM              00184A105       617    26100   SH           SOLE               26100
ATI TECHNOLOGIES                COM              001941103       335    25000   SH           SOLE               25000
ABBOTT LABORATORIES             COM              002824100       452     8600   SH           SOLE                8600
ADVANCED AUTO PARTS             COM              00751Y106       223     4843   SH           SOLE                4843
AFFILIATED MANAGERS GROUP       COM              008252108       291     4050   SH           SOLE                4050
AGCO CORP                       COM              001084102       637    27900   SH           SOLE               27900
AIRGAS INC                      COM              009363102       534    26550   SH           SOLE               26550
AMERICAN INTERNATIONAL GROUP    COM              026874107       974    13500   SH           SOLE               13500
AMGEN INC                       COM              031162100       340     5700   SH           SOLE                5700
ANALOG DEVICES INC              COM              032654105       356     7900   SH           SOLE                7900
APPLIED MATERIALS               COM              038222105       374     6900   SH           SOLE                6900
ARGOSY GAMING CO                COM              040228108       433    11800   SH           SOLE               11800
ARVINMERITOR INC                COM              043353101       340    11900   SH           SOLE               11900
AVIGEN INC                      COM              053690103       122    10950   SH           SOLE               10950
BALL CORP                       COM              058498106       340     7200   SH           SOLE                7200
BANK OF AMERICA CORP            COM              060505104       843    12400   SH           SOLE               12400
BEAR STEARNS COMPANIES INC      COM              073902108       355     5650   SH           SOLE                5650
CISCO SYSTEMS INC               COM              17275R102      1182    69800   SH           SOLE               69800
COCA COLA CO                    COM              191216100       449     8600   SH           SOLE                8600
CONSTELLATION BRANDS            CL A             21036P108       846    15400   SH           SOLE               15400
COTT CORP QUE                   COM              22163N106       432    22850   SH           SOLE               22850
COVENTRY HEALTH CARE            COM              222862104       582    22400   SH           SOLE               22400
DELL COMPUTER CORP              COM              247025109       627    24000   SH           SOLE               24000
DOLE FOOD CO                    COM              256605106       626    20200   SH           SOLE               20200
EDWARDS A G INC                 COM              281760108       515    11700   SH           SOLE               11700
ENTERCOM COMMUNICATIONS         COM              293639100       461     8400   SH           SOLE                8400
ESCO TECHNOLOGIES               COM              296315104       452    11650   SH           SOLE               11650
FAIRCHILD SEMICONDUCTOR         COM              303726103       824    28800   SH           SOLE               28800
FANNIE MAE                      COM              313586109       743     9300   SH           SOLE                9300
FIRST DATA CORP                 COM              319963104       820     9400   SH           SOLE                9400
FORTUNE BRANDS                  COM              349631101       496    10050   SH           SOLE               10050
FURNITURE BRANDS INTL           COM              360921100       303     8300   SH           SOLE                8300
GENERAL ELECTRIC CO             COM              369604103      3412    91100   SH           SOLE               91100
GILEAD SCIENCES INC             COM              375558103       864    24000   SH           SOLE               24000
GOLDMAN SACHS GROUP             COM              38141G104       532     5900   SH           SOLE                5900
HARLAND JOHN H CO               COM              412693103       297    10200   SH           SOLE               10200
HEARST ARGYLE TELEVISION        COM              422317107       497    20100   SH           SOLE               20100
HOME DEPOT INC                  COM              437076102      1210    24900   SH           SOLE               24900
HUNT J B TRANSPORT SVCES        COM              445658107       310    10900   SH           SOLE               10900
HYPERION SOLUTIONS CORP         COM              44914M104       989    36600   SH           SOLE               36600
IMMUNEX CORP NEW                COM              452528102       396    13100   SH           SOLE               13100
INDEPENDENCE COMMUNITY BANK     COM              453414104       315    11200   SH           SOLE               11200
INTEL CORP                      COM              458140100      2187    71900   SH           SOLE               71900
INTERNATIONAL BUSINESS MACHINE  COM              459200101       593     5700   SH           SOLE                5700
INTERNATIONAL GAME TECHNOLOGY   COM              459902102       767    12300   SH           SOLE               12300
INTERNATIONAL RECTIFIER         COM              460254105       354     7800   SH           SOLE                7800
ISHARES TR                      RUSSELL2000      464287655       210     2100   SH           SOLE                2100
ISHARES TR                      RUSSELL2000VALU  464287630      1525     1201   SH  CALL     SOLE                1201
JEFERIES GROUP INC NEW          COM              472319102       540    11200   SH           SOLE               11200
JOHNSON & JOHNSON               COM              478160104      1335    20550   SH           SOLE               20550
KRAFT FOODS                     COM              50075N104       441    11400   SH           SOLE               11400
LA-Z-BOY INC                    COM              505336107       482    17550   SH           SOLE               17550
LABORATORY CORP OF AMERICA      COM NEW          50540R409       642     6700   SH           SOLE                6700
LEGG MASON INC                  COM              524901105       361     6800   SH           SOLE                6800
LEHMAN BROS HOLDINGS INC        COM              524908100       320     4950   SH           SOLE                4950
MARVELL TECHNOLOGY GROUP        ORD              G5876H105       460    10500   SH           SOLE               10500
MERCK & CO., INC                COM              589331107       700    12150   SH           SOLE               12150
MERRILL LYNCH & CO INC          COM              590188108       274     4950   SH           SOLE                4950
MICHAELS STORES INC             COM              594087108       507    13400   SH           SOLE               13400
MICROSOFT CORP                  COM              594918104      2768    45900   SH           SOLE               45900
MILLENIUM PHARMACEUTICALS       COM              599902103       272    12200   SH           SOLE               12200
MORGAN STANLEY DEAN WITTER      COM NEW          617446448       567     9900   SH           SOLE                9900
NBTY INC                        COM              628782104       351    20600   SH           SOLE               20600
NEWELL RUBBERMAID               COM              651229106       470    14700   SH           SOLE               14700
NEWMONT MINING CORP             COM              651639106       241     8700   SH           SOLE                8700
NORTH FORK BANCORPORATION       COM              659424105       324     9100   SH           SOLE                9100
OWENS ILLINOIS                  COM NEW          690768403       434    25500   SH           SOLE               25500
PEPSICO INC                     COM              713448108       695    13500   SH           SOLE               13500
PETSMART INC                    COM              716768106       599    44200   SH           SOLE               44200
PFIZER INC                      COM              717081103      2754    69300   SH           SOLE               69300
PHILIP MORRIS COS INC           COM              718154107       411     7800   SH           SOLE                7800
PHOTON DYNAMICS INC             COM              719364101       351     6900   SH           SOLE                6900
PROCTER & GAMBLE                COM              742718109      1090    12100   SH           SOLE               12100
QUEST DIAGNOSTICS               COM              74834L100       638     7700   SH           SOLE                7700
RALCORP HOLDINGS                COM              751028101       326    12000   SH           SOLE               12000
RAYMOND JAMES FINL INC          COM              754730109       520    15200   SH           SOLE               15200
RAYTHEON CORP                   COM              755111507       320     7800   SH           SOLE                7800
SEMICONDUCTORS HOLDERS TRUST    DEP RCPT         816636203      1396    30000   SH           SOLE               30000
STARWOOD HOTELS & RESORTS       PAIRED CTF       85590A203       323     8600   SH           SOLE                8600
STORAGE TECHNOLOGY CORP         COM PAR $0.10    862111200       697    32500   SH           SOLE               32500
SYNOPSIS INC                    COM              871607107       709    12850   SH           SOLE               12850
TEXAS INSTRUMENTS INC           COM              882508104       245     7400   SH           SOLE                7400
TICKETMASTER INC                CL B             88633P203       390    13200   SH           SOLE               13200
USA NETWORKS INC                COM              902984103       473    14900   SH           SOLE               14900
VALSPAR CORP                    COM              920355104       447     9500   SH           SOLE                9500
VIACOM INC                      CL B             925524308       934    19300   SH           SOLE               19300
WAL MART STORES INC             COM              931142103      2716    44300   SH           SOLE               44300
WELLS FARGO & CO                COM              949746101       815    16500   SH           SOLE               16500
WERNER ENTERPRISES INC          COM              950755108       290    13866   SH           SOLE               13866
WESTWOOD ONE INC                COM              961815107       468    12200   SH           SOLE               12200
WYETH INC                       COM              983024100       420     6400   SH           SOLE                6400
XILINX INX                      COM              983919101       391     9800   SH           SOLE                9800

                                                 Total         61289
                                                      (in thousands)



02915.0002 #320504